Derivative Instruments and Hedging Activities - Outstanding Interest Rate Swap Agreements Not Designated as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Offsetting [Abstract]
Weighted average pay rate	2.90%	3.00%
Weighted average receive rate	0.40%	0.20%
Weighted average maturity in years	7 years 8 months 12 days	7 years 7 months 6 days
Unrealized gain (loss) relating to interest rate swaps	$ 0	$ 0